Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,515.2	$ 1,223.8
Other liabilities	73.3	$ 34.7
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,515.2
Long-term debt (including interest)	3,085.5
Lease liabilities (including interest)	258.8
Derivative financial instruments	12.8
Other financial liabilities	132.5
Other liabilities	45.8
Total	5,050.6
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,515.2
Long-term debt (including interest)	190.0
Lease liabilities (including interest)	60.4
Derivative financial instruments	11.2
Other financial liabilities	62.1
Other liabilities	26.7
Total	1,865.6
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	373.5
Lease liabilities (including interest)	83.2
Derivative financial instruments	1.6
Other financial liabilities	21.7
Other liabilities	19.1
Total	499.1
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	933.1
Lease liabilities (including interest)	53.8
Derivative financial instruments	0.0
Other financial liabilities	13.7
Other liabilities	0.0
Total	1,000.6
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	1,588.9
Lease liabilities (including interest)	61.4
Derivative financial instruments	0.0
Other financial liabilities	35.0
Other liabilities	0.0
Total	$ 1,685.3